INVESTMENTS (EQUITY METHOD INVESTMENTS) (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Equity method investments, fair value				$ 1	$ 1
Investments in and Advances to Affiliates, at Fair Value [Roll Forward]
Balance at January 1,	$ 63	$ 70
Equity in earnings (loss) of AllianceBernstein	5	1	$ 5
Dividends received	(5)	(5)
Other	0	(3)
Balance at December 31,	63	63	70
Equity Method Investment, Summarized Financial Information [Abstract]
Total Assets				7,436	7,378
Total Liabilities				3,368	3,246
Redeemable non-controlling interest				13	17
Total Partner's Capital				4,055	4,116
Total Liabilities and Partners' Capital				7,436	7,379
MLOA's Equity investment in AllianceBernstein	63	70	70	$ 63	63
Equity Method Investment, Summarized Financial Information, Income Statement [Abstract]
Total Revenues	3,021	3,005	2,915
Total Expenses	2,390	2,397	2,351
Net Earnings (Loss)	587	570	518
MLOA's Equity in earnings (loss) of AllianceBernstein	$ 5	$ 1	$ 5
AB Investment
Schedule of Equity Method Investments [Line Items]
Investments units in Alliance Bernstein				2.6
Equity method investment, ownership percentage				94.00%
Equity method investments, fair value				$ 62	$ 67